Dec. 17, 2024
Anfield Universal Fixed Income Fund
Anfield Universal Fixed Income Fund
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns of Class I shares. Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The performance table also compares the performance of the Fund over time to the performance of a broad-based securities market index, which serves as the Fund’s regulatory index and provides as broad measure of market performance, as well as against other indices that the Adviser believes better represent the Fund’s investment strategy. The Fund does not seek to track the regulatory index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.AnfieldAFLIX.com or by calling 1-866-866-4848.

Performance Table Average Annual Total Returns (For the year ended December 31, 2023)
Average Annual Total Returns - Anfield Universal Fixed Income Fund		Label	1 Year	5 Years	Since Inception [1]	Inception Date
Anfield Universal Fixed Income Fund Class I		Return before taxes	7.75%	1.08%	1.88%	Jun. 28, 2013
Anfield Universal Fixed Income Fund Class I | After Taxes on Distributions			5.41%	(0.48%)	0.51%
Anfield Universal Fixed Income Fund Class I | After Taxes on Distributions and Sales			4.54%	0.16%	0.84%
Anfield Universal Fixed Income Fund Class A		Return before taxes	1.34%	(0.34%)	1.04%	Jun. 28, 2013
Anfield Universal Fixed Income Fund Class C		Return before taxes	6.63%	0.08%	0.85%	Jun. 28, 2013
United States SOFR Secured Overnight Financing Rate Compound Index (reflects no deductions for fees, expenses or taxes)	[2]		5.20%	1.88%
Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index (reflects no deductions for fees, expenses or taxes)	[3]		5.12%	2.02%	1.44%
Bloomberg U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	[4]		4.65%	1.46%	1.25%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[5]		5.18%	1.14%	1.76%
[1]	The inception date of the Fund is June 28, 2013.
[2]	Effective March 1, 2024, the Fund’s performance benchmark changed from the Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index to the United States SOFR Secured Overnight Financing Rate Compound Index because the Adviser believes that it is appropriate to transition the Fund to a new benchmark in light of the phase out of the London Interbank Offered Rate. The United States SOFR Secured Overnight Financing Rate Compound Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[3]	The Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[4]	The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[5]	In response to regulatory requirements, the Fund’s regulatory broad-based index is changed to the Bloomberg U.S. Aggregate Bond Index. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Anfield Universal Fixed Income Fund

(the “Fund”)

AFLIX

a series of Two Roads Shared Trust

Supplement dated December 18, 2024
to the Prospectus of the Fund dated March 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. This Supplement supersedes any information to the contrary in the Prospectus.

Effective immediately, the introductory paragraph in the section entitled “Performance” beginning on page 7 of the Prospectus and the corresponding Performance Table in that section are replaced with the following:

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns of Class I shares. Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The performance table also compares the performance of the Fund over time to the performance of a broad-based securities market index, which serves as the Fund’s regulatory index and provides as broad measure of market performance, as well as against other indices that the Adviser believes better represent the Fund’s investment strategy. The Fund does not seek to track the regulatory index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.AnfieldAFLIX.com or by calling 1-866-866-4848.

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2023)

Class I Shares	One Year	Five Years	Since Inception(1)
Return before taxes	7.75%	1.08%	1.88%
Return after taxes on Distributions	5.41%	-0.48%	0.51%
Return after taxes on Distributions and Sale of Fund Shares	4.54%	0.16%	0.84%
Class A Shares
Return before taxes	1.34%	-0.34%	1.04%
Class C Shares
Return before taxes	6.63%	0.08%	0.85%
United States SOFR Secured Overnight Financing Rate Compound Index(2) (reflects no deductions for fees, expenses or taxes)	5.20%	1.88%
Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index(3) (reflects no deductions for fees, expenses or taxes)	5.12%	2.02%	1.44%
Bloomberg U.S. Aggregate 1-3 Years Index(4) (reflects no deductions for fees, expenses or taxes)	4.65%	1.46%	1.25%
Bloomberg U.S. Aggregate Bond Index(5) (reflects no deductions for fees, expenses or taxes)	5.18%	1.14%	1.76%
(1)	The inception date of the Fund is June 28, 2013.
(2)	Effective March 1, 2024, the Fund’s performance benchmark changed from the Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index to the United States SOFR Secured Overnight Financing Rate Compound Index because the Adviser believes that it is appropriate to transition the Fund to a new benchmark in light of the phase out of the London Interbank Offered Rate. The United States SOFR Secured Overnight Financing Rate Compound Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
(3)	The Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
(4)	The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
(5)	In response to regulatory requirements, the Fund’s regulatory broad-based index is changed to the Bloomberg U.S. Aggregate Bond Index. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”) provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.RegentsParkFunds.com or by calling 1-866-866-4848.